Trade and other receivables	6 Months Ended
Jun. 30, 2021
Trade and other receivables

5.    Trade and other receivables

	June 30, 2021	December 31, 2020
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2020 - $55))	1,010	1,190
Value added tax and income tax receivable	462	468
Other	21	23
	1,493	1,681